Digital assets (Details 1)	Dec. 31, 2024 USD ($)
Statement [Line Items]
Cost	$ 1,003,000
Level 1
Statement [Line Items]
Cost	0
Level 2
Statement [Line Items]
Cost	861,230
Level 3
Statement [Line Items]
Cost	$ 0